Segment Information	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Segment Information
NOTE 13 - SEGMENT INFORMATION
Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and container vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

 Revenue by Geographic Region
 Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Asia	$125,572	$119,776	$151,608
Europe	64,858	48,906	29,658
North America	19,943	21,334	15,968
Australia	16,983	8,143	8,201
Total	$227,356	$198,159	$205,435